Equity-accounted investees - Disclosure of interests in joint arrangements (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Interest in joint ventures	$ 2,126	$ 72,446
Joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Interest in joint ventures	$ 2,126	$ 72,446